Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	SHARKNINJA, INC.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41754
Entity Tax Identification Number	98-1738011
Entity Address, Address Line One	89 A Street
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	243-0235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	SN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001957132